Long-term debt and interest and other costs	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Long-term debt and interest and other costs	Long-term debt and interest and other costs
Accounting Policy
Long-term debt represents debt issued privately without registration with a government authority and is payable to others under the terms of a signed agreement. Long-term debt is initially recognized at fair value and subsequently measured at amortized cost. Debt is qualified as long-term debt as long as the group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.
Interest accruals and payments relating to Long-term debt are accounted for as part of Accrued and other liabilities. Interest and other costs should be accrued and recorded with the passage of time over the agreed term, regardless of when the interest receipt or payment has taken place.
Long-term debt consists of the following:

Year ended December 31 (€, in millions)	2021	2022
€500 million 0.625% senior notes issued July 2016 and principal due July 7th 2022 interest annually payable on July 7th, carrying amount	500.5	—
€750 million 3.375% senior notes issued September 2013 and principal due September 19th 2023 interest annually payable on September 19th, carrying amount	780.6	744.6
€1,000 million 1.375% senior notes issued July 2016 and principal due July 7th 2026 interest annually payable on July 7th, carrying amount	1,003.2	893.9
€750 million 1.625% senior notes issued November 2016 and principal due May 28th 2027 interest annually payable on May 28th, carrying amount	769.3	666.8
€750 million 0.250% senior notes issued February 2020 and principal due February 25th 2030 interest annually payable on February 25th, carrying amount	741.7	742.7
€750 million 0.625% senior notes issued May 2020 and principal due May 7th 2029 interest annually payable on May 7th, carrying amount	747.1	747.5
€500 million 2.250% senior notes issued May 2022 and principal due May 17th 2032 interest annually payable on May 17th, carrying amount	—	440.3
Debt acquired from Berliner Glas (ASML Berlin GmbH)	36.4	22.3
Other	5.3	2.3
Long-term debt	4,584.1	4,260.4
Less: current portion of long-term debt	509.1	746.2
Non-current portion of long-term debt	4,075.0	3,514.2
All senior notes are redeemable at the option of ASML, in whole or in part, at any time by paying a make whole premium, and unless previously redeemed, will be redeemed at 100% of their principal amount on the due date.
Our obligations to make principal repayments under our senior notes and other borrowing arrangements excluding interest expense as of December 31, 2022:

€, in millions	Amount
2023	753.8
2024	2.0
2025	2.0
2026	1,002.0
2027	752.0
Thereafter	2,012.9
Total debt maturities	4,524.7
For the year 2023, the obligations mainly relate to principal repayment of the senior notes due on September 19, 2023. The years thereafter mainly relate to repayments of principals under the long-term senior notes.
Eurobonds
The following table summarizes the carrying amount of our outstanding Eurobonds, including the fair value of interest rate swaps used to hedge the change in the fair value of the Eurobonds:

Year ended December 31 (€, in millions)	2021	2022
Amortized cost amount	4,478.5	4,479.0
Fair value interest rate swaps[1]	63.9	(243.2)
Carrying amount	4,542.4	4,235.8
1.The fair value of the interest rate swaps excludes accrued interest.
We use interest rate swaps to minimize the net interest exposure for the group by aligning the interest terms of the available cash and the interest bearing debt. The fair value changes of these interest rate swaps are recorded on the Consolidated Balance Sheets under Current and Non-Current Accrued and other liabilities and the carrying amount of the Eurobonds is adjusted for these fair value changes. We did not enter into additional interest rate swaps in connection with the Eurobonds issued in 2020.
The following table summarizes the estimated fair value of our Eurobonds:

Year ended December 31 (€, in millions)	2021	2022
Principal amount	4,500.0	4,500.0
Carrying amount	4,542.4	4,235.8
Fair value[1]	4,673.9	4,072.8
1.Source: Bloomberg Finance LP.
The fair value of our Eurobonds is estimated based on quoted market prices as of December 31, 2022. The fair value deviates from the principal amount, due to changes in market interest rates and credit spreads since the issue of our Eurobonds which carry a fixed coupon interest rate.
Debt acquired from Berliner Glas (ASML Berlin GmbH)
The loan of Berliner Glas (ASML Berlin GmbH) is a mortgage loan of €22.3 million with an annual interest rate of 0.5%, repayable in 2034. Debt decreased compared to 2021, due to repayments made in 2022.
Lines of credit
We maintain an available committed credit facility, with a group of banks, of €700.0 million as of December 31, 2022 and as of December 31, 2021. No amounts were outstanding under the committed credit facility at the end of 2022 and 2021. This facility of €700.0 million was renegotiated on July 3, 2019, with an original maturity date of July 3, 2024. The facility included two 1-year extension options. The second one-year extension was exercised in June 2021. This extends the maturity from July 2025 to July 2026. Outstanding amounts under this credit facility will bear an interest of Euribor plus a margin. The margin depends on our credit rating and ESG score.
We have a non-committed guarantee facility of €85.0 million under which guarantees in the ordinary course of business, such as customs or rental guarantees, can be provided to third parties. As of December 31, 2022, an amount of €23.4 million has been provided as guarantee. In addition, ASML has a non-committed credit facility for our Chinese subsidiary of €130.0 million. The non-committed credit facility covers bank guarantees, standby letters of credit, as well as advances up to €75.0 million. No amounts were outstanding under this facility. Outstanding amounts under the non-committed facility will bear interest based on market conditions at the moment of draw down.
Interest and other, net
Interest and other, net consist mainly of interest income and interest expenses. In 2022, the interest expense component is €60.8 million (2021: €54.6 million; 2020: €43.3 million). The expenses mainly relate to interest expense on our Eurobonds, interest rate swaps and hedges, amortized financing costs, and to negative interest on Cash and cash equivalents.